Commitment and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(13)	COMMITMENT AND CONTINGENCIES

As previously reported, on March 26, 2019, the Company commenced an action (the “Action”) in the Commercial Division of the Supreme Court for the State of New York, County of New York, captioned Delcath Systems, Inc., v. Iroquois Capital Investment Group LLC, Iroquois Master Fund Ltd., L1 Capital Global Opportunities Master Fund and First Fire Global Opportunities Fund LLC (Index No. 651749/2019). The Action sought expedited equitable relief in the form of reformation and a declaratory judgement to remedy a scrivener’s error made in connection with the Series D Warrants issued in the Company’s February 2018 public offering such that those warrants did not contain a price and quantity ratchet upon a sale of Company securities at a price lower than the offering price in the offering. The defendant, L1 Capital Global Opportunities Master Fund, settled with the Company by exchanging its Series D Warrants for the Company’s common stock on a one-for-one basis, which is the same ratio for which other investors in the February 2018 round exchanged their Series D Warrants in December 2018. The Company and the remaining defendants in the Action, Iroquois Capital Investment Group LLC, Iroquois Master Fund Ltd. and First Fire Global Opportunities Fund LLC, entered into a settlement agreement on April 18, 2019 pursuant to which such defendants surrendered their Series D Warrants and waived all rights granted to them by or in connection with the Series D Warrants and all rights afforded to them to participate in the Company’s future common stock offerings. In consideration therefor, pursuant to the settlement agreement, (i) the Company paid one-fifth of the reasonable fees and expenses of defendants’ counsel incurred in connection with the Action and negotiation of the settlement agreement, the total of which shall not exceed $50,000 (the “Settlement Fees”) and (ii) subject to the Company securing and closing certain contemplated financing, the Company agreed to pay to the defendants $400,000 and the remaining Settlement Fees. On July 17, 2019, the Company paid the amount of $440,000 to the defendants pursuant to the settlement agreement from the net proceeds received by the Company in the closing of a private placement transaction discussed in Note 14 below. No amounts remain payable under the settlement and the Action is now fully settled.

On May 9, 2018, the Company received a Demand Letter from UBC for an outstanding balance owed at that time by the Company to UBC of $2.1 million. The Company has worked with UBC since that time to establish a payment plan for the balance owed.